Stock-based Compensation	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Stock-based Compensation

19. Stock-based Compensation

2023 Equity Incentive Plan

The aggregate number of shares of Class A Common Stock initially reserved for future issuance under the 2023 Equity Incentive Plan was 6,000,000 shares. In September 2025, the Board of Directors of the Company approved an amendment to increase the authorized number of shares to 15,000,000, which was approved by the Company's stockholders in December 2025. The number of shares available for issuance under the 2023 Equity Incentive Plan will be proportionately adjusted for (i) any increase or decrease in the number of issued and outstanding shares resulting from a stock split, reverse stock split, stock dividend, combination or reclassification of the shares, or similar transaction affecting the shares, (ii) any other increase or decrease in the number of issued and outstanding shares effected without receipt of consideration by the Company, or (iii)

any other transaction with respect to the Company’s Class A Common Stock including a corporate merger, consolidation, acquisition of property or stock, separation (including a spin-off or other distribution of stock or property), reorganization, liquidation (whether partial or complete), or any similar transaction; provided, however that conversion of any convertible securities of the Company will not be deemed to have been effected without receipt of consideration. The 2023 Equity Incentive Plan will continue in effect for a period of 10 years from the Incentive Plan Effective Date unless sooner terminated. During the years ended December 31, 2025 and December 31, 2024, 2,400,000 and 4,800,000 awards were granted under the 2023 Equity Incentive plan, respectively. As of December 31, 2025 and 2024, 7,800,000 and 1,200,000 shares of the Company's Class A Common Stock were available for future issuance under the 2023 Equity Incentive Plan, respectively. The weighted-average grant-date fair value of the grants of stock options for the options granted during the years ended December 31, 2025 and 2024 was $3.82 and $1.79 per share, respectively. The unrecognized compensation expense associated with the outstanding stock options at December 31, 2025 and 2024 was $14,582 and $7,839, respectively. The following table provides additional information about the shares outstanding under the 2023 Equity Incentive Plan:

	Number of Shares	Average Exercise Price	Average Remaining Contractual Period in Years	Aggregate Intrinsic Value
Balance at December 31, 2023	—	—
Granted	4,800,000	$2.78
Exercised	—	—
Forfeited and expired	—	—
Balance at December 31, 2024	4,800,000	$2.78	9.75	$1,776
Granted	2,400,000	5.00
Exercised	—	—
Forfeited and expired	—	—
Balance at December 31, 2025	7,200,000	$3.52	9.08	$4,248

Employee Stock Purchase Plan

In connection with the Merger, the Board approved the flyExclusive, Inc. Employee Stock Purchase Plan (the “ESPP”), on November 10, 2023 (the "ESPP Effective Date"), at which time the ESPP became effective, subject to stockholder approval. The ESPP was subsequently approved by the stockholders on December 18, 2023. The ESPP provides eligible employees with a means of acquiring an equity interest in the Company through payroll deductions. The aggregate number of shares of Class A Common Stock initially reserved for future employee purchases under the ESPP was 1,500,000 shares. In September 2025, the Board of Directors of the Company approved an amendment to increase the authorized number of shares to 2,500,000, which was approved by the Company's stockholders in December 2025. The ESPP will expire on October 31, 2033, unless sooner terminated by the Board, or when all available shares have been purchased. As of December 31, 2025 and 2024, no shares had been purchased by employees under the ESPP.